Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt
Our debt balance, net of unamortized issuance costs, at March 31, 2015 and December 31, 2014 was as follows (in millions):

	March 31, 2015	December 31, 2014
Total debt (a)	$4,229	$4,255
Unamortized issuance costs (b)	(85)	(88)
Current maturities	(6)	(6)
Debt, net of current maturities and unamortized issuance costs	$4,138	$4,161

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(a)	Total debt related to TLLP, which is non-recourse to Tesoro, except for TLGP, was $2.5 billion at both March 31, 2015 and December 31, 2014, respectively.

(b)
The Company has adopted ASU 2015-03 as of March 31, 2015 and applied the changes retrospectively to the prior period presented. Adoption of this standard has resulted in the reclassification of $93 million of unamortized debt issuance costs from other noncurrent assets to debt on the balance sheet at December 31, 2014. Unamortized debt issuance costs of $89 million are recorded as a reduction to debt on the balance sheet at March 31, 2015. See Note 1 for further discussion.

Our total debt at December 31, 2014 and 2013 was comprised of the following (in millions):

Debt, including current maturities:	2014	2013
Revolving credit facilities:
Tesoro Corporation Revolving Credit Facility	$—	$—
TLLP Revolving Credit Facility	260	—
Tesoro debt:
Term Loan Facility	398	398
4.250% Senior Notes due 2017	450	450
9.750% Senior Notes due 2019 (a)	—	300
5.375% Senior Notes due 2022	475	475
5.125% Senior Notes due 2024	300	—
TLLP debt:
TLLP 5.500% Senior Notes due 2019	500	—
TLLP 5.875% Senior Notes due 2020 (b)	470	600
TLLP 6.125% Senior Notes due 2021	550	550
TLLP 6.250% Senior Notes due 2022	800	—
Capital lease obligations and other	52	58
Total Debt	4,255	2,831
Unamortized issuance costs (c)	(88)	(75)
Current maturities, net of unamortized issuance costs	(6)	(6)
Debt, net of current maturities and unamortized issuance costs	$4,161	$2,750

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(a)	Unamortized discount of $8 million associated with this senior note is included in unamortized issuance costs at December 31, 2013.

(b)	Unamortized premiums of $5 million and $6 million associated with this senior note is included in unamortized issuance costs at December 31, 2014 and 2013, respectively.

(c)	Unamortized debt issuance costs of $93 million and $73 million are recorded as a reduction to debt on the balance sheet at December 31, 2014 and 2013. See Note 1 for further discussion.

Schedule of Line of Credit Facilities
The borrowings under our Term Loan Facility incurred interest at a rate of 2.43% as of March 31, 2015 based on the following expense and fee schedule:

Credit Facility	30 day Eurodollar (LIBOR) Rate	Eurodollar Margin	Base Rate	Base Rate Margin	Commitment Fee (unused portion)
Term Loan Facility ($398 million) (a)	0.18%	2.25%	3.25%	1.25%	—%
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(a)
We can elect the interest rate to apply to the facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of the borrowing.

We had available capacity under our credit facilities as follows at March 31, 2015 (in millions):

	Total Capacity	Amount Borrowed as of March 31, 2015	Outstanding Letters of Credit	Available Capacity	Expiration
Tesoro Corporation Revolving Credit Facility (c)	$2,156	$—	$237	$1,919	November 18, 2019
TLLP Revolving Credit Facility	900	235	—	665	December 2, 2019
Letter of Credit Facilities	2,035	—	56	1,979
Total credit facilities	$5,091	$235	$293	$4,563
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(c)	Borrowing base is the lesser of the amount of the periodically adjusted borrowing base or the agreement’s total capacity of $3.0 billion.

As of March 31, 2015, our credit facilities were subject to the following expenses and fees:

Credit Facility	30 day Eurodollar (LIBOR) Rate	Eurodollar Margin	Base Rate	Base Rate Margin	Commitment Fee (unused portion)
Tesoro Corporation Revolving Credit Facility ($2.2 billion) (d)	0.18%	1.50%	3.25%	0.50%	0.375%
TLLP Revolving Credit Facility ($900 million) (e)	0.18%	2.50%	3.25%	1.50%	0.50%
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(d)
We can elect the interest rate to apply to the facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of the borrowing. The applicable margin on the Revolving Credit Facility varies primarily based upon our credit ratings. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate.

(e)
TLLP has the option to elect if the borrowings will bear interest at either, a base rate plus the base rate margin or a Eurodollar rate, for the applicable period, plus the Eurodollar margin at the time of the borrowing. The applicable margin varies based upon a certain leverage ratio, as defined by the TLLP Revolving Credit Facility. TLLP incurs commitment fees for the unused portion of the TLLP Revolving Credit Facility. Letters of credit outstanding under the TLLP Revolving Credit Facility incur fees at the Eurodollar margin rate.

We had available capacity under revolving credit facilities as follows at December 31, 2014 (in millions):

	Total Capacity	Amount Borrowed as of December 31, 2014	Outstanding Letters of Credit	Available Capacity	Expiration
Tesoro Corporation Revolving Credit Facility (a)	$2,794	$—	$551	$2,243	November 18, 2019
TLLP Revolving Credit Facility	900	260	—	640	December 2, 2019
Letter of Credit Facilities	2,035	—	496	1,539
Total Credit Facilities	$5,729	$260	$1,047	$4,422
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(a)	Borrowing base is the lesser of the amount of the periodically adjusted borrowing base or the agreement’s total capacity of $3.0 billion.

As of December 31, 2014, our revolving credit facilities were subject to the following expenses and fees:

Credit Facility	30 day Eurodollar (LIBOR) Rate	Eurodollar Margin	Base Rate	Base Rate Margin	Commitment Fee (unused portion)
Tesoro Corporation Revolving Credit Facility ($2.8 billion) (b)	0.17%	1.50%	3.25%	0.50%	0.375%
TLLP Revolving Credit Facility ($900 million) (c)	0.17%	2.75%	3.25%	1.75%	0.50%
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(b)
We can elect the interest rate to apply to the facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of the borrowing. The applicable margin on the Revolving Credit Facility varies primarily based upon our credit ratings. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate.

(c)
TLLP has the option to elect if the borrowings will bear interest at either, a base rate plus the base rate margin or a Eurodollar rate, for the applicable period, plus the Eurodollar margin at the time of the borrowing. The applicable margin varies based upon a certain leverage ratio, as defined by the TLLP Revolving Credit Facility. TLLP incurs commitment fees for the unused portion of the TLLP Revolving Credit Facility. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate.

Tesoro Corporation Revolving Credit Facility. On November 18, 2014, we entered into Omnibus Amendment No. 1 (the “Omnibus Amendment”) to the Sixth Amended and Restated Credit Agreement (the “Existing Credit Agreement”; and as amended in accordance with the Omnibus Amendment, the “Amended Credit Agreement”) dated as of January 4, 2013 and the related guaranties (the “Guaranties”). The Omnibus Amendment provided for:

•	an extension of the revolving facility maturity date to November 18, 2019;

•	total available revolving capacity of $3.0 billion, or lower based on the periodically adjusted borrowing base, and the removal of previously included required revolving loan commitment decreases;

•	a reduction in the minimum consolidated tangible net worth requirement beginning with the fiscal year ending December 31, 2014;

•	revisions to the covenants to provide additional flexibility for making restricted payments, dispositions and entering into certain investments; and

•	a backstop guarantee by Tesoro of certain swap obligations.

The Amended Credit Agreement retains affirmative, negative and financial covenants that, other than as described above, continue to limit or restrict the Company and its subsidiaries and is guaranteed and secured to the same extent as the Existing Credit Agreement.

Our Revolving Credit Facility provides for borrowings (including letters of credit) up to the lesser of the amount of a periodically adjusted borrowing base, which consists of Tesoro’s eligible cash and cash equivalents, receivables and petroleum inventories, net of the standard reserve as defined, or the Revolving Credit Facility’s total capacity of $3.0 billion. We had unused credit availability of approximately 80% of the eligible borrowing base at December 31, 2014. Our Revolving Credit Facility is guaranteed by substantially all of Tesoro’s active domestic subsidiaries, excluding TLGP, TLLP and its subsidiaries, and certain foreign subsidiaries, and is secured by substantially all of Tesoro’s active domestic subsidiaries’ crude oil and refined product inventories, cash and receivables.

Our Revolving Credit Facility, as amended, senior notes and Term Loan Facility each limit our ability to make certain restricted payments (as defined in our debt agreements), which include dividends, purchases of our stock or voluntary prepayments of subordinate debt. The aggregate amount of restricted payments cannot exceed an amount defined in each of the debt agreements.

The Revolving Credit Facility allows us to obtain letters of credit under separate letter of credit agreements for foreign crude oil purchases. Our uncommitted letter of credit agreements had $496 million outstanding as of December 31, 2014. Letters of credit outstanding under these agreements incur fees ranging from 0.40% to 1.05% and are secured by the crude oil inventories for which they are issued. Capacity under these letter of credit agreements is available on an uncommitted basis and can be terminated by either party at any time.

TLLP Revolving Credit Facility. The TLLP Revolving Credit Facility provided for total loan availability of $900 million as of December 31, 2014, and TLLP may request that the loan availability be increased up to an aggregate of $1.5 billion, subject to receiving increased commitments from the lenders. The TLLP Revolving Credit Facility is non-recourse to Tesoro, except for TLGP, and is guaranteed by all of TLLP’s subsidiaries, with the exception of certain non-wholly owned subsidiaries acquired in the Rockies Natural Gas Business acquisition, and secured by substantially all of TLLP’s assets. Borrowings are available under the TLLP Revolving Credit Facility up to the total loan availability of the facility. There was $260 million in borrowings outstanding under the TLLP Revolving Credit Facility, which incurred interest at a weighted average interest rate of 2.92% at December 31, 2014. TLLP had unused credit availability of approximately 71% of the eligible borrowing base at December 31, 2014.

Tesoro Debt

Term Loan Facility. We entered into the Term Loan Facility in January 2013, which allowed us to borrow up to an aggregate of $500 million, which we used to fund a portion of the Los Angeles Acquisition. The Term Loan Facility matures May 30, 2016. The obligations under the Term Loan Facility are secured by all equity interests of Tesoro Refining & Marketing Company LLC and Tesoro Alaska Company LLC, the Tesoro and USA Gasoline trademarks and those trademarks containing the name “ARCO” acquired in the Los Angeles Acquisition, and junior liens on certain assets. The Term Loan Facility may be repaid at any time but amounts may not be re-borrowed. There were no payments on the borrowings under the Term Loan Facility during the year ended December 31, 2014. The borrowings under our Term Loan Facility incurred interest at a rate of 2.42% as of December 31, 2014 based on the following expense and fee schedule:

Credit Facility	30 day Eurodollar (LIBOR) Rate	Eurodollar Margin	Base Rate	Base Rate Margin	Commitment Fee (unused portion)
Term Loan Facility ($398 million) (a)	0.17%	2.25%	3.25%	1.25%	—%
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(a)
We can elect the interest rate to apply to the facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of the borrowing.

Capital Lease Obligations
Future minimum annual lease payments, including interest, as of December 31, 2014, for capital leases were as follows (in millions):

2015	$9
2016	9
2017	8
2018	9
2019	8
Thereafter	22
Total minimum lease payments	65
Less amount representing interest	(14)
Capital lease obligations	$51